DERIVATIVE LIABILITY (Details) - Schedule of movement in derivative liability - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Opening balance	$ 407,161	$ 2,966,416
Derivative financial liability arising from convertible note and warrants	238,182	2,569,000	$ 1,406,369
Fair value adjustment to derivative liability	65,046	(5,128,255)	(654,471)
Closing balance	$ 710,389	$ 407,161	$ 2,966,416